Intangible Assets, Net - Schedule of Customers Relationships Balance (Details) - Customer-related intangible assets [member] - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Customers Relationships Balance [Line Items]
Total of customers relationships	$ 426,954	$ 475,662	$ 533,663
Betterware [Member]
Schedule of Customers Relationships Balance [Line Items]
Total of customers relationships	1,067	7,467	13,867
JAFRA [Member]
Schedule of Customers Relationships Balance [Line Items]
Total of customers relationships	$ 425,887	$ 468,195	$ 519,796